Financial Assets and Liabilities - Effects of derivatives designated as hedging instruments on consolidated financial statements (Details) - Designated as Hedging Instrument - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Foreign Exchange Forward Contracts | Cash Flow Hedge
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Gross unrealized gains (losses) recognized in other comprehensive income (loss)	$ 19,302	$ 3,048	$ (8,369)
Net gains (losses) reclassified from cash flow hedge reserve into profit or loss - effective portion	35,077	(13,663)	(9,908)
Change in fair value used for measuring ineffectiveness:	19,312	2,889	(8,345)
Gains (losses) recognized into general and administrative - ineffective portion	10	(159)	24
Foreign Exchange Forward Contracts | Cash Flow Hedge | Cost of revenues
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Net gains (losses) reclassified from cash flow hedge reserve into profit or loss - effective portion	1,326	(807)	(713)
Foreign Exchange Forward Contracts | Cash Flow Hedge | Research and development
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Net gains (losses) reclassified from cash flow hedge reserve into profit or loss - effective portion	28,490	(9,647)	(6,935)
Foreign Exchange Forward Contracts | Cash Flow Hedge | Marketing and sales
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Net gains (losses) reclassified from cash flow hedge reserve into profit or loss - effective portion	400	(273)	(194)
Foreign Exchange Forward Contracts | Cash Flow Hedge | General and administrative
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Net gains (losses) reclassified from cash flow hedge reserve into profit or loss - effective portion	4,861	(2,936)	(2,066)
Foreign Exchange Forward Contracts | Hedged item - highly probable forecast purchases
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Change in fair value used for measuring ineffectiveness:	19,302	3,048	(8,369)
Interest rate swaps | Cash Flow Hedge
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Gross unrealized gains (losses) recognized in other comprehensive income (loss)	$ (233)	$ 0	$ 0